SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Non-Cash Operating Working Capital
Accounts receivable	CAD 37,064	CAD (8,392)	CAD (6,935)
Other current assets	(2,634)	(6,777)	(1,156)
Accounts payable	(47,260)	(37,245)	36,942
Changes in non-cash operating working capital	(12,830)	(52,414)	28,851
Other
Income taxes paid	(22,274)	18,087	4,448
Interest paid	CAD 65,498	CAD 58,416	CAD 55,957